Ordinary shares (Details Narrative) $ / shares in Units, $ in Thousands, ¥ in Millions								12 Months Ended
	Aug. 28, 2024 USD ($) $ / shares shares	Apr. 11, 2024 $ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Sep. 28, 2023 USD ($) $ / shares shares	Aug. 10, 2023 $ / shares shares	Jun. 14, 2023 $ / shares shares	Jan. 09, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 29, 2023 CNY (¥)	Sep. 28, 2023 CNY (¥)
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						541,724	458,276
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.000001	$ 0.000001
Number of shares issued						54,172,400	45,827,600
Number of redeemable shares issued						28,900,700			28,900,700
Number of redeemable ordinary shares						71,099,300			73,580,500
Stock split		1-to-2			1-to-50
Shares authorised		500,000,000,000			5,000,000,000
Share par value | $ / shares		$ 0.000001			$ 0.0001			$ 0.000001	$ 0.000001
Proceeds from IPO | $								$ 9,029
Ordinary shares, shares outstanding									73,580,500
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares								$ 0.000001	$ 0.000001
Number of redeemable ordinary shares								70,386,100
Number of mezzanine equity converted into Class A ordinary shares	28,900,700
Number of shares re-designated	73,580,500
Number of mezzanine equity converted into ordinary shares	38,985,400
Ordinary shares, shares outstanding								70,386,100
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares								$ 0.000001	$ 0.000001
Number of redeemable ordinary shares								34,595,100
Number of mezzanine equity converted into ordinary shares	34,595,100
Ordinary shares, shares outstanding								34,595,100
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	2,500,000
Share price | $ / shares	$ 4.00
Proceeds from IPO | $	$ 10,000
Net proceeds from IPO | $	$ 9,029
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	375,000
Share price | $ / shares	$ 4.00
Three Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			1,240,600	1,240,600
Ordinary shares, par value | $ / shares			$ 0.000002	$ 0.000002
Number of shares issued			2,481,200	2,481,200
Share par value | $ / shares			$ 0.000001	$ 0.000001
Investment consideration			$ 8,800	$ 8,800							¥ 62.3	¥ 62.3